Intangible Assets (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Asset, Useful Life	40 years
Use Rights [Member]
Amortization of Intangible Assets	$ 76,037	$ 50,892	$ 33,969